SEGMENT INFORMATION (Schedule of Taxation Expense by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	$ 1,006	$ 525	$ 1,214
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	831	(59)	192
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense		(3)	(81)
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	$ 175	$ 587	$ 1,103